UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5717

DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/06

FORM N-Q

Item 1. Schedule of Investments.

DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND, INC
STATEMENT OF INVESTMENTS
January 31, 2006 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit--17.7%	Amount ($)		Value ($)

Banca Intesa SpA (Yankee)
4.36%, 2/13/2006	30,000,000		30,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
4.23%, 2/2/2006	25,000,000		25,000,000
Dexia Credit Local (Yankee)
4.32%, 2/6/2006	20,000,000		20,000,000
First Tennessee Bank N.A. Memphis
4.33%, 2/6/2006	30,000,000		30,000,000
Natexis Banques Populaires (Yankee)
4.21%, 2/3/2006	25,000,000		24,999,993
Total Negotiable Bank Certificates of Deposit
(cost $129,999,993)			129,999,993

Commercial Paper--58.6%

Amsterdam Funding Corp.
4.54%, 3/29/2006	25,000,000	[a]	24,824,611
Bank of America Corp
4.37%, 2/13/2006	20,000,000		19,971,067
Barclays U.S. Funding Corp.
4.22%, 2/2/2006	25,000,000		24,997,101
Beethoven Funding Corp.
4.33%, 2/2/2006	30,000,000	[a]	29,996,417
Beta Finance Inc.
4.63%, 7/6/2006	30,000,000	[a]	29,416,167
Concord Minutemen Capital Co. LLC
4.22%, 2/1/2006	23,815,000	[a]	23,815,000
CRC Funding LLC
4.31%, 2/3/2006	10,000,000	[a]	9,997,622
Credit Suisse (USA) Inc.
4.62%, 7/5/2006	7,000,000		6,864,801
DEPFA BANK PLC
4.22%, 2/3/2006	25,000,000		24,994,201
Deutsche Bank Financial LLC
4.48%, 2/1/2006	25,000,000		25,000,000
FCAR Owner Trust Ser. I
4.23%, 2/2/2006	25,000,000		24,997,097
Greenwich Capital Holdings Inc.
4.47%, 2/1/2006	25,000,000		25,000,000
Prudential Funding LLC
4.48%, 2/1/2006	13,000,000		13,000,000
Santander Central Hispano Finance (Delaware) Inc.
4.38%, 2/10/2006	25,000,000		24,972,750
Scaldis Capital Ltd.
4.22%, 2/1/2006	25,000,000	[a]	25,000,000
Sigma Finance Inc.
4.62%, 6/20/2006	23,300,000	[a]	22,893,363
Swedbank Inc.
4.54%, 3/27/2006	25,000,000		24,831,063

Three Pillars Funding LLC
4.38%, 2/10/2006	25,000,000	[a]	24,972,750
UBS Finance Delaware LLC
4.47%, 2/1/2006	25,000,000		25,000,000
Total Commercial Paper
(cost $430,544,010)			430,544,010

Corporate Notes--4.1%

Westpac Banking Corp.
4.47%, 2/16/2011
(cost $30,000,000)	30,000,000 [b]	30,000,000

Time Deposits--19.8%

Branch Banking & Trust Co. (Grand Cayman)
4.46%, 2/1/2006	25,000,000	25,000,000
Chase Bank USA NA (Grand Cayman)
4.44%, 2/1/2006	25,000,000	25,000,000
Key Bank U.S.A., N.A. (Grand Cayman)
4.44%, 2/1/2006	20,000,000	20,000,000
Marshall & Ilsley Bank (M&I) (Grand Cayman)
4.44%, 2/1/2006	33,000,000	33,000,000
Regions Bank (Grand Cayman)
4.46%, 2/1/2006	25,000,000	25,000,000
U.S. Bank N.A. (Grand Cayman)
4.44%, 2/1/2006	17,700,000	17,700,000
Total Time Deposits
(cost $145,700,000)		145,700,000

Total Investments (cost $736,244,003)	100.2%	736,244,003

Liabilities, Less Cash and Receivables	(.2%)	(1,829,958)

Net Assets	100.0%	734,414,045

[a] Securities exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2005, these securities amounted to $190,915,930 or 26.0% of net assets.
[b] Variable rate security--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	March 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	March 16, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	March 16, 2006